PLEDGE OF ASSETS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of pledge of assets [Line Items]
Property, plant and equipment	¥ 5,799,013	¥ 6,540,545
Land use rights	176,914	275,061
Intangible assets	1,111,705	1,114,454
Investment in an associate		376,270
Notes receivable	82,125	33,500
Trade receivables	22,000	35,836
Assets pledged as security	7,191,757	8,375,666
Current portion of long-term loans and borrowings secured by contractual right to charge users for electricity generated in the future	997,000	933,000
Non-current portion of long-term loans and borrowings secured by contractual right to charge users for electricity generated in the future	10,935,000
Ningxia Energy
Disclosure of pledge of assets [Line Items]
Current portion of long-term loans and borrowings secured by investment in subsidiary	10,000	10,000
Non-current portion of long-term loans and borrowings secured by investment in subsidiary	¥ 1,647,000	¥ 1,657,000
Percentage of equity attributable to the Company	70.82%